OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		9 Months Ended
	May 02, 2021	Dec. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Fiscal 2025 (January 1, 2025 to March 31, 2025)		$ 7,042
Fiscal 2026 (April 1, 2025 to March 31, 2026)		28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027)		2,347
Total undiscounted lease payments		37,554
Less: inputed interest		(2,664)
Lease liability	$ 100,877	$ 34,890